Exit or Disposal Activities	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
EXIT OR DISPOSAL ACTIVITIES
EXIT OR DISPOSAL ACTIVITIES
Management is continually re-evaluating the Company’s operating facilities, including acquired operating facilities, against its long-term strategic goals. Liabilities associated with exit or disposal activities are recognized as incurred in accordance with the Exit or Disposal Cost Obligations Topic of the ASC. Provisions for qualified exit costs are made at the time a facility is no longer operational. Qualified exit costs primarily include post-closure rent expenses or costs to terminate the contract before the end of its term and costs of employee terminations. Adjustments may be made to liabilities accrued for qualified exit costs if information becomes available upon which more accurate amounts can be reasonably estimated.
Concurrently, property, plant and equipment is tested for impairment in accordance with the Property, Plant and Equipment Topic of the ASC, and if impairment exists, the carrying value of the related assets is reduced to estimated fair value. Additional impairment may be recorded for subsequent revisions in estimated fair value. Adjustments to prior provisions and additional impairment charges for property, plant and equipment of closed sites being held for disposal are recorded in Other general expense – net.
During 2013, 5 facilities and 16 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit cost of $1,004, $598, $278 and $123 were charged to the Paint Stores Group, Consumer Group, Global Finishes Group and Latin America Coatings Group, respectively. Provisions for severance and other qualified exit costs and adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2013 of $2,679 were recorded.
During 2012, 19 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit cost of $7,363 and $313 were charged to the Global Finishes Group and Paint Stores Group, respectively. There were no provisions for severance and other qualified exit costs charged to the Consumer Group or Latin America Coatings Group. Adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2012 of $(4,942) were recorded.
During 2011, 22 stores and branches were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $913, $339 and $182 were charged to the Global Finishes Group, Consumer Group and Paint Stores Group, respectively. There were no provisions for severance and other qualified exit costs charged to the Latin America Coatings Group. Adjustments to prior provisions related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2011 of $(900) were recorded. In 2011, a reduction of $3,263 in the carrying value of property, plant and equipment associated with a facility closed in 2008 was recorded in the Paint Stores Group.
At December 31, 2013, a portion of the remaining accrual for qualified exit costs relating to facilities shutdown prior to 2011 is expected to be incurred by the end of 2014. The remaining portion of the ending accrual for facilities shutdown prior to 2011 primarily represented post-closure contractual expenses related to certain owned facilities which are closed and being held for disposal or involved in ongoing environmental-related activities. The Company cannot reasonably estimate when such matters will be concluded to permit disposition.
The tables on the following pages summarize the activity and remaining liabilities associated with qualified exit costs:

Exit Plan	Balance at December 31, 2012	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2013
Paint Stores Group stores shutdown in 2013:
Severance and related costs		$1,004	$(27)		$977
Consumer Group facilities shutdown in 2013:
Severance and related costs		598			598
Global Finishes Group branches shutdown in 2013:
Severance and related costs		278	(25)		253
Latin America Coatings Group facilities shutdown in 2013:
Severance and related costs		123			123
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs	$313		(68)	$(1)	244
Global Finishes Group facilities shutdown in 2012:
Severance and related costs	2,236	2,533	(2,592)		2,177
Other qualified exit costs	3,430	83	(3,530)	100	83
Global Finishes Group branches shutdown in 2011:
Other qualified exit costs	290		(222)		68
Other qualified exit costs for facilities shutdown prior to 2011	2,288		(955)	(36)	1,297
Totals	$8,557	$4,619	$(7,419)	$63	$5,820

Exit Plan	Balance at December 31, 2011	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2012
Paint Stores Group stores shutdown in 2012:
Other qualified exit costs		$313			$313
Global Finishes Group facility shutdown in 2012:
Severance and related costs		3,933	$(1,697)		2,236
Other qualified exit costs		3,430			3,430
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs	$197		(133)	$(64)
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs	156		(144)	(12)
Global Finishes Group branches shutdown in 2011:
Severance and related costs	129		(134)	5
Other qualified exit costs	470		(180)		290
Global Finishes Group branches shutdown in 2010:
Other qualified exit costs	955		(133)		822
Other qualified exit costs for facilities shutdown prior to 2010	8,493		(2,156)	(4,871)	1,466
Totals	$10,400	$7,676	$(4,577)	$(4,942)	$8,557

Exit Plan	Balance at January 1, 2011	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Adjustments to prior provisions in Other general expense - net	Balance at December 31, 2011
Consumer Group manufacturing facilities shutdown in 2011:
Severance and related costs		$339	$(142)		$197
Paint Stores Group stores shutdown in 2011:
Other qualified exit costs		182	(26)		156
Global Finishes Group branches shutdown in 2011:
Severance and related costs		316	(187)		129
Other qualified exit costs		597	(127)		470
Global Finishes Group branches shutdown in 2010:
Other qualified exit costs	$1,114		(159)		955
Paint Stores Group stores shutdown in 2010:
Other qualified exit costs	4			$(4)
Paint Stores Group stores shutdown in 2009:
Other qualified exit costs	2,022		(805)	3	1,220
Global Finishes Group manufacturing facility and branches shutdown in 2009:
Other qualified exit costs	1,820		(918)	262	1,164
Consumer Group manufacturing facilities shutdown in 2009:
Other qualified exit costs	721		(245)	(74)	402
Other qualified exit costs for facilities shutdown prior to 2009	10,366		(3,572)	(1,087)	5,707
Totals	$16,047	$1,434	$(6,181)	$(900)	$10,400